Dispositions of Real Estate and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Dispositions of Real Estate and Discontinued Operations
Dispositions of Real Estate and Discontinued Operations

(5) Dispositions of Real Estate and Discontinued Operations

  Dispositions of Real Estate

        During the three months ended March 31, 2012, the Company sold a medical office building for $7 million. During the year ended December 31, 2011, the Company sold three senior housing facilities for $19 million. During the year ended December 31, 2010, the Company sold 14 properties for $56 million, which were made from the following segments: (i) $28 million of senior housing; (ii) $15 million of hospital; (iii) $10 million of post-acute/skilled nursing; and (iv) $3 million of medical office. Where applicable, the results of operations of these properties are presented as discontinued operations in the Company's consolidated statements of income, and their related assets are presented as real estate held for sale, net in the Company's consolidated balance sheets.

  Results from Discontinued Operations

        The following table summarizes operating income from discontinued operations, impairments and gain on sales of real estate included in discontinued operations (dollars in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental and related revenues	$2,175	$6,624	$14,674

Depreciation and amortization expenses	772	2,439	4,389
Operating expenses	4	217	3,199
Other (income) expense, net	(33)	(40)	790

Income before impairments and gain on sales of real estate, net of income taxes	$1,432	$4,008	$6,296

Impairments	$—	$—	$125

Gain on sales of real estate, net of income taxes	$3,107	$19,925	$37,321

Number of properties held-for-sale	1	4	18
Number of properties sold	3	14	14

Number of properties included in discontinued operations	4	18	32